SHARE CAPITAL (Narrative) (Details)	1 Months Ended		12 Months Ended
	May 31, 2016 USD ($) shares	May 31, 2016 CAD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2017 CAD ($)
Statement [Line Items]
Private placement (shares) | shares	5,250,900	5,250,900
Weighted average share price		$ 10.95
Gross proceeds from issuing shares	$ 44,700,000	$ 57,500,000
Proceeds from private placement, net of share issue costs	$ 42,700,000		$ 0		$ 42,716,000
Description of terms of shares reserved for issue under options and contracts for sale of shares			Under the terms of the Company’s Stock Option Plan, the maximum number of shares reserved for issuance under the Plan is 10% of the issued shares on a rolling basis.	Under the terms of the Company’s Stock Option Plan, the maximum number of shares reserved for issuance under the Plan is 10% of the issued shares on a rolling basis.
Description of vesting requirements for share-based payment arrangement			All stock options granted are subject to vesting with 25% vesting on first anniversary from the date of grant, and 25% vesting each six months thereafter.	All stock options granted are subject to vesting with 25% vesting on first anniversary from the date of grant, and 25% vesting each six months thereafter.
Fair value, share options granted				$ 10,100,000		$ 8,300,000
Weighted average fair value at measurement date, share options granted			$ 3.16			$ 2.57	$ 4.10
Weighted average share price, share options exercised			$ 11.06		$ 16.55
Number of share options exercised in share-based payment arrangement			1,292,206	1,292,206	3,505,679	3,505,679